Government financing and assistance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	$ 9,274	$ 4,471
Income from government grants	47,164	63,464
Canadian Media Fund
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	4,549	1,667
Government customers, production activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	$ 17,558	$ 15,618
Customer Concentration Risk | Government customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage	35.00%	36.00%